Note 8 - Leases (Details Textual) - Operating and Office Facility [Member	Sep. 15, 2022 USD ($) ft²
Area of Real Estate Property (Square Foot) | ft²	20,945
Lessee, Operating Lease, Renewal Term (Year)	5 years
Lessee, Operating Lease, Monthly Lease Payment | $	$ 10,036
Lessee, Operating Lease, Percentage of Annual Escalation of Lease Payments	3.00%